January 17, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Oasis Capital Digital Asset Debt Strategy ETF, is Post-Effective Amendment No. 247 and Amendment No. 248 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact me at (414) 287-9386 or tbausch@gklaw.com.

Very truly yours,

/s/ Thomas A. Bausch

Thomas A. Bausch